Employee Incentive Programs - Summary of Fair Value Grant Estimated Using Weighted Average Assumptions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Assumed value of equity (in thousands)	$ 789,426	$ 196,280
Risk-free rate of interest	1.16%	1.11%
Expected time to a liquidity event (in years)	1 year	3 years
Expected volatility of equity	40.00%	70.00%
Discount for lack of marketability	25.00%	34.00%